Investments in Associates and Joint Ventures - Schedule of Movement of Investments in Associates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial information of associates [abstract]
Opening balance	S/ 250,282	S/ 250,053	S/ 286,403
Contributions received		5,616	2,116
Dividends received			(259)
Equity interest in results	(220,993)	(5,308)	(5,566)
Decrease in capital		(30)	(111)
Disposal of Investment			(32,223)
Impairment of Investment	(374)
Conversion adjustment	(40)	(49)	42
Discontinued operations			(349)
Final balance	S/ 28,875	S/ 250,282	S/ 250,053